Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Receivables [Abstract]
Accounts receivable	$ 605,732	3,758,324		2,264,660
Allowance for doubtful accounts	(15,130)	(93,877)	(7,062)	(43,814)	(5,768)	(5,806)
Accounts receivable, net	$ 590,602	3,664,447		2,220,846